UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	May 10, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$791,310


List of Other Included Managers:

                                                                     FORM 13F INFORMATION TABLE
                                                   VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Aceto Corp                        COM   004446100      5080    637350   SH       SOLE             598650       0   38700
AmSurg Corp                       COM   03232P405     18113    712000   SH       SOLE             685400       0   26600
Assurant                          COM   04621X108     10398    270000   SH       SOLE             270000       0       0
Brinker International             COM   109641100     27784   1098200   SH       SOLE            1056300       0   41900
Broadridge Financial              COM   11133T103     28031   1235400   SH       SOLE            1196900       0   38500
CACI International                COM   127190304     22587    368350   SH       SOLE             354450       0   13900
CareFusion Corp                   COM   14170T101     10293    365000   SH       SOLE             365000       0       0
Covance Inc                       COM   222816100     11491    210000   SH       SOLE             210000       0       0
Cumberland Pharmaceut             COM   230770109       959    173500   SH       SOLE             164300       0    9200
eHealth Inc                       COM   28238P109      9116    685900   SH       SOLE             660200       0   25700
EMS Technologies                  COM   26873N108      4960    252350   SH       SOLE             237250       0   15100
Exponent Inc                      COM   30214U102     13718    307500   SH       SOLE             295800       0   11700
FMC Corp                          COM   302491303     43501    512200   SH       SOLE             493100       0   19100
First American Financ             COM   31847R102     20198   1224150   SH       SOLE            1177750       0   46400
HCC Insurance Holding             COM   404132102     23608    754000   SH       SOLE             726500       0   27500
Haemonetics Corp                  COM   405024100     19387    295800   SH       SOLE             284700       0   11100
Healthways, Inc                   COM   422245100      9585    623600   SH       SOLE             599700       0   23900
Imation Corp                      COM   45245A107      2318    208100   SH       SOLE             200400       0    7700
Innovative Soln & Sup             COM   45769N105      1485    253800   SH       SOLE             243400       0   10400
Integrated Device Tec             COM   458118106     22424   3040600   SH       SOLE            2925200       0  115400
John Bean Technologie             COM   477839104     19843   1031900   SH       SOLE             994900       0   37000
Landec Corp                       COM   514766104      3967    610300   SH       SOLE             573500       0   36800
Legg Mason Inc                    COM   524901105     11188    310000   SH       SOLE             310000       0       0
Lender Processing Svc             COM   52602E102     10623    330000   SH       SOLE             330000       0       0
LifePoint Hospitals               COM   53219L109     24384    606600   SH       SOLE             584400       0   22200
Lorillard Inc                     COM   544147101      9501    100000   SH       SOLE             100000       0       0
Magellan Health Svcs              COM   559079207     25183    513100   SH       SOLE             493900       0   19200
Matthews Internationa             COM   577128101     13375    346950   SH       SOLE             333950       0   13000
NCR Corp                          COM   62886E108     26463   1404600   SH       SOLE            1359400       0   45200
NTELOS Holdings                   COM   67020Q107     11622    631650   SH       SOLE             608250       0   23400
Nasdaq OMX Group                  COM   631103108     11757    455000   SH       SOLE             455000       0       0
Nash Finch Company                COM   631158102     12287    323850   SH       SOLE             311850       0   12000
Navigators Group                  COM   638904102     11011    213800   SH       SOLE             206200       0    7600
Orbital Sciences                  COM   685564106     17257    912100   SH       SOLE             878300       0   33800
PCTEL, Inc                        COM   69325Q105      2628    342600   SH       SOLE             321200       0   21400
Questar Corp                      COM   748356102       382     21900   SH       SOLE              21900       0       0
Questcor Pharmaceutic             COM   74835Y101     21233   1473500   SH       SOLE            1418700       0   54800
RadioShack Corp                   COM   750438103     14413    960250   SH       SOLE             928150       0   32100
Silicon Laboratories              COM   826919102     24777    573400   SH       SOLE             554500       0   18900
SkyWest Inc                       COM   830879102     16248    960300   SH       SOLE             926900       0   33400
Stage Stores                      COM   85254C305     17655    918600   SH       SOLE             883700       0   34900
StanCorp Finl Group               COM   852891100     18464    400350   SH       SOLE             385350       0   15000
Synovis Life Tech                 COM   87162G105      5190    270900   SH       SOLE             254600       0   16300
Tech Data                         COM   878237106     21366    420100   SH       SOLE             404100       0   16000
Teledyne Technologies             COM   879360105     22571    436500   SH       SOLE             419600       0   16900
Teradata Corp                     COM   88076W103     20280    400000   SH       SOLE             400000       0       0
Universal American                COM   913377107     17306    755400   SH       SOLE             726900       0   28500
VAALCO Energy                     COM   91851C201     11802   1520900   SH       SOLE            1464400       0   56500
Vascular Solutions                COM   92231M109      3845    352400   SH       SOLE             330500       0   21900
Volterra Semiconducto             COM   928708106      8047    324100   SH       SOLE             305100       0   19000
Websense Inc                      COM   947684106     17621    767150   SH       SOLE             738350       0   28800
World Acceptance                  COM   981419104     31185    478300   SH       SOLE             461900       0   16400
Zep Inc                           COM   98944B108      2800    160800   SH       SOLE             154800       0    6000